Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment
Note 6. Property, plant and equipment

Accounting policies
Property, plant and equipment are recorded at their acquisition cost. Major renovations and improvements necessary to bring an asset to the working condition for its use as intended by the Company’s management are capitalized. The cost of repairs, maintenance and other renovation work is expensed as incurred.
Property, plant and equipment are depreciated on a straight-line basis according to the estimated useful life of the relevant assets.
The depreciation periods used are as follows:
•General fixtures and fittings, building work: 5 to 10 years;
•Technical installations, equipment and industrial tooling: 3 to 10 years; and
•Office and IT equipment and furniture: 1 to 10 years.
Recoverable amount of property, plant and equipment
Property, plant and equipment with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. An impairment loss is recognized for the excess of the carrying amount of the asset over its recoverable amount. The recoverable amount of an asset is equal to the higher of (i) its fair value less costs to sell and (ii) its value in use.
Detail of property, plant and equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Transfer	Currency translation	As of December 31, 2024
Fixtures, fittings and installations	3,321	48	—	22	—	3,390
Right of use – Buildings	8,798	228	—	—	—	9,026
Technical equipment	2,327	166	—	—	—	2,492
Office and IT equipment	1,043	227	—	(15)	3	1,258
Transport equipment	34	—	(35)	—	1	—
Right of use – Transport equipment	—	—	—	—	—	—
Tangible assets in progress	44	94	—	3	—	141
Prepayments on tangible assets	144	141	—	(35)	—	250
Gross book value of tangible assets	15,712	903	(35)	(25)	3	16,559
Fixtures, fittings and installations	(2,274)	(308)	—	—	—	(2,582)
Right of use – Buildings	(4,448)	(1,025)	—	—	—	(5,473)
Technical equipment	(1,750)	(196)	—	—	—	(1,945)
Office and IT equipment	(955)	(89)	—	25	(2)	(1,021)
Transport equipment	(35)	—	35	—	(1)	—
Right of use – Transport equipment	—	—	—	—	—	—
Accumulated depreciation of tangible assets(1)	(9,461)	(1,617)	35	25	(3)	(11,021)
Net book value of tangible assets	6,251	(714)	—	—	—	5,538
(1)Expenses for the period are detailed in Note 17.4. Depreciation, amortization and provisions expenses
Right of use - Buildings
In 2024, the €0.2 million increase in Right of use - Buildings mainly relates to the impact of an annual rent adjustment for the Wattignies and Wacano leases based on the INSEE (National Institute of Statistics and Economic Studies) index for respectively €0.1 million and €0.1 million.
Office and IT equipment
In 2024, the €0.2 million increase in Office and IT equipment is primarily related to the selected renewal of IT hardware, including server infrastructure, laptops, and monitors.

(in thousands of euros)	As of January 1, 2023	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2023
Fixtures, fittings and installations	3,318	2	—	—	—	3,321
Right of use – Buildings	8,462	337	—	—	—	8,798
Technical equipment	2,128	113	(215)	300	—	2,327
Office and IT equipment	1,012	41	(9)	—	(1)	1,043
Transport equipment	36	—	—	—	(1)	34
Right of use – Transport equipment	—	—	—	—	—	—
Tangible assets in progress	344	—	—	(300)	—	44
Prepayments on tangible assets	—	144	—	—	—	144
Gross book value of tangible assets	15,299	638	(223)	—	(3)	15,712
Fixtures, fittings and installations	(1,959)	(315)	—	—	—	(2,274)
Right of use – Buildings	(3,496)	(960)	8	—	—	(4,448)
Technical equipment	(1,774)	(187)	211	—	—	(1,750)
Office and IT equipment	(915)	(55)	14	—	1	(955)
Transport equipment	(36)	—	—	—	1	(35)
Right of use – Transport equipment	—	—	—	—	—	—
Accumulated depreciation of tangible assets(1)	(8,180)	(1,517)	233	—	2	(9,461)
Net book value of tangible assets	7,120	(879)	10	—	—	6,251
(1)Expenses for the period are detailed in Note 17.4. Depreciation, amortization and provisions expenses
In 2023, the €0.3 million increase in Right of use - Buildings mainly related to the impact of an annual rent adjustment for the Wattignies and Waccano leases based on the INSEE (National Institute of Statistics and Economic Studies) index for respectively €0.2 million and €0.1 million.
The transfer of fixed assets from Tangible assets in progress to Technical equipment for €0.3 million was related to an "Irradiator" in operation in the laboratory and depreciated since the first quarter of 2023.